INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Operating loss carryforwards	$ 1,822,738	$ 0
Change in valuation allowance	$ 1,118,252	$ 895,111